Provisions - Movement in Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 2,128
Accretion	(160)	€ (39)
Other provisions at end of period	2,630	2,128
Other provisions
Disclosure of other provisions [line items]
Other provisions at beginning of period	2,128	1,894
Additions	856	795
Retirements/amount applied	(646)	(600)
Transfers	(7)	45
Translation differences and other	73	(6)
Business combinations	226
Other provisions at end of period	2,630	2,128
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions at beginning of period	577	677
Additions	141	36
Retirements/amount applied	(41)	(35)
Transfers	16	(4)
Business sale	(47)
Translation differences and other	(5)	(11)
Other provisions at end of period	€ 528	€ 577